ACCRUALS AND OTHER CURRENT LIABILITIES (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Professional service fees	$ 1,194,199	$ 1,647,490
Payroll and related liabilities	1,177,301	1,104,365
Other taxes and surcharge	510,259	349,039
Others	16,714,326	19,323,337
Accruals and other current liabilities	3,001,508	3,212,809
Non-related party
Related Party Transaction [Line Items]
Others	$ 119,749	$ 111,915